Annual Total Returns [BarChart] - Columbia High Yield Bond Fund - Class A	Oct. 01, 2020 [1]
Bar Chart Table:
Annual Return 2010	13.39%
Annual Return 2011	5.11%
Annual Return 2012	15.61%
Annual Return 2013	5.90%
Annual Return 2014	3.68%
Annual Return 2015	(1.53%)
Annual Return 2016	11.14%
Annual Return 2017	6.23%
Annual Return 2018	(4.40%)
Annual Return 2019	16.68%

[1]	Year to Date return as of June 30, 2020: -4.33%